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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05769
Invesco High Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	VK-CE-HINC2-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–130.26%(b)

Advertising–1.02%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$1,261,000	$1,363,456

Aerospace & Defense–2.57%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(c)	375,000	375,938
7.50%, 03/15/2025(c)	300,000	311,625
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	659,000	696,892
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	455,000	477,181
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	154,000	160,545
6.50%, 05/15/2025	1,353,000	1,408,811
		3,430,992

Agricultural & Farm Machinery–0.69%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	892,000	924,335

Air Freight & Logistics–0.20%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(c)	249,000	264,251

Alternative Carriers–0.85%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	466,000	486,970
5.38%, 05/01/2025	612,000	645,660
		1,132,630

Aluminum–0.99%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(c)	800,000	863,108
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(c)	431,000	455,782
		1,318,890

Apparel Retail–2.16%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	403,000	437,094
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	849,000	868,102

	Principal Amount	Value

Apparel Retail–(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$999,000	$1,065,184
6.75%, 07/01/2036	104,000	100,360
6.88%, 11/01/2035	416,000	406,640
		2,877,380

Asset Management & Custody Banks–0.98%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	1,196,000	1,309,620

Auto Parts & Equipment–0.48%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(c)	265,000	277,256
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	116,000	120,350
5.50%, 12/15/2024	229,000	239,019
		636,625

Automotive Retail–0.48%

Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	613,000	642,884

Automobile Manufacturers–0.00%

Motors Liquidation Co., 0.00%, 07/15/2033(d)	1,640,000	0

Broadcasting–3.84%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	540,150
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	847,000	854,411
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	766,000	605,140
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	809,000	883,832
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	525,000	529,594
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(c)	480,000	495,600
5.38%, 07/15/2026(c)	585,000	601,819
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	575,000	608,781
		5,119,327

Building Products–1.76%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	496,000	536,765

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Building Products–(continued)

Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(c)	$507,000	$592,556
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	686,000	708,295
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(c)	500,000	513,125
		2,350,741

Cable & Satellite–12.02%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	491,000	500,820
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(c)	2,350,000	2,523,312
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(c)	215,000	237,575
Sr. Unsec. Notes, 10.13%, 01/15/2023(c)	1,395,000	1,626,919
10.88%, 10/15/2025(c)	500,000	608,750
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,665,000	1,779,469
7.88%, 09/01/2019	1,076,000	1,195,705
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	171,000	176,771
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	705,660
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	236,000	226,560
7.25%, 10/15/2020	570,000	521,550
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	910,000	954,362
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(c)	503,000	545,126
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	1,015,000	1,056,869
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(c)	200,000	207,750
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(c)	200,000	211,250
REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(c)	418,000	442,035

	Principal Amount	Value

Cable & Satellite–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(c)	$200,000	$204,500
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	630,000	651,263
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(c)	319,000	328,171
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	659,525
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	250,000	256,875
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(c)	400,000	407,000
		16,027,817

Casinos & Gaming–4.10%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	230,000	250,988
6.88%, 05/15/2023	890,000	964,537
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(c)	240,000	240,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	525,000	590,625
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	450,000	451,125
6.00%, 03/15/2023	325,000	357,500
7.75%, 03/15/2022	327,000	382,590
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(c)	867,000	900,596
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	380,000	414,675
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(c)	236,000	242,490
5.50%, 03/01/2025(c)	626,000	663,560
		5,458,686

Commercial Printing–0.86%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(c)	1,094,000	1,145,965

Commodity Chemicals–0.35%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	446,000	470,530

Construction & Engineering–0.40%

AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(c)	533,000	534,333

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Construction Machinery & Heavy Trucks–1.33%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	$305,000	$321,012
6.75%, 06/15/2021	528,000	549,120
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	429,000	450,450
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(c)	444,000	456,765
		1,777,347

Consumer Finance–2.01%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,454,000	1,464,905
5.13%, 09/30/2024	900,000	938,250
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	240,000	274,500
		2,677,655

Copper–0.65%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(c)	825,000	868,313

Data Processing & Outsourced Services–1.33%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	416,000
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,254,000	1,355,888
		1,771,888

Diversified Banks–2.66%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (e)	202,000	209,575
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13% (e)	450,000	483,188
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (e)	645,000	705,469
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(c)	385,000	479,545
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (e)	460,000	479,550
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,129,000	1,187,570
		3,544,897

	Principal Amount	Value

Diversified Chemicals–1.29%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 5.38%, 05/15/2027	$180,000	$187,091
6.63%, 05/15/2023	1,205,000	1,296,881
7.00%, 05/15/2025	210,000	232,837
		1,716,809

Diversified Metals & Mining–2.09%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,005,000	888,169
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(c)	847,000	914,760
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	503,000	527,521
Sr. Unsec. Notes, 6.13%, 10/01/2035	430,000	448,275
		2,778,725

Diversified Support Services–0.19%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(c)	240,000	255,600

Electric Utilities–0.24%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	298,000	315,135

Electrical Components & Equipment–1.32%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(c)	970,000	1,005,162
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(c)	320,000	327,200
5.00%, 10/01/2025(c)	415,000	432,638
		1,765,000

Environmental & Facilities Services–0.31%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(c)	397,000	409,903

Food Distributors–0.81%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(c)	1,025,000	1,080,094

Food Retail–1.25%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(c)	713,000	744,194
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	899,000	915,856
		1,660,050

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0)(c)(d)(f)	$60,000	$6

Gas Utilities–1.80%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	404,000	417,130
5.88%, 08/20/2026	622,000	637,550
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	452,000	440,700
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	900,000	904,500
		2,399,880

General Merchandise Stores–0.50%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	622,000	660,875

Health Care Equipment–0.49%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(c)	525,000	540,094
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	109,000	112,270
		652,364

Health Care Facilities–7.22%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	495,000	528,412
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	285,000	290,700
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	677,000	704,080
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	319,260	285,738
8.00%, 11/15/2019	435,000	439,894
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	667,187
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	913,000	998,594
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	569,025
5.88%, 02/15/2026	360,000	391,950
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	742,000	825,475
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	326,865
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	522,000	545,490

	Principal Amount	Value

Health Care Facilities–(continued)

LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(c)	$430,000	$437,525
5.88%, 12/01/2023	110,000	113,850
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(c)	450,000	439,312

Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(c)	106,000	115,673
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	909,000	909,000
8.00%, 08/01/2020	382,000	390,595
8.13%, 04/01/2022	605,000	642,056
		9,621,421

Health Care Services–3.15%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(c)	410,000	418,200
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	1,345,000	1,343,319
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(c)(g)	507,000	524,745
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(c)	848,000	862,840
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(c)	970,000	1,042,750
		4,191,854

Home Improvement Retail–0.67%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(c)	933,000	891,015

Homebuilding–3.22%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(c)	675,000	691,875
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(c)	641,000	669,845
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	133,000	137,821
5.38%, 10/01/2022	640,000	688,800
Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	112,000	133,560
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	400,000	456,500
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	135,000	140,906
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	433,000	461,145
7.15%, 04/15/2020	300,000	333,750

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Homebuilding–(continued)

Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	$548,000	$583,620
		4,297,822

Household Products–1.79%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(c)	207,000	215,021
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	287,000	295,251
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	614,000	661,585
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	663,000	709,410
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	492,000	509,835
		2,391,102

Independent Power Producers & Energy Traders–2.40%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	1,199,000	1,249,957
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	46,000	45,195
5.50%, 02/01/2024	592,000	571,280
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	275,000	272,250
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	306,000	306,765
6.63%, 01/15/2027	696,000	685,560
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	70,737	71,445
		3,202,452

Industrial Machinery–0.07%

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	95,000	97,375

Integrated Oil & Gas–0.27%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	479,000	360,448

Integrated Telecommunication Services–2.75%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	415,000	448,200
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	580,000	636,550
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	417,000	438,371

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	$450,000	$478,125
8.88%, 09/15/2020	130,000	138,288
10.50%, 09/15/2022	320,000	315,200
11.00%, 09/15/2025	510,000	478,125
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	224,000	241,920
7.20%, 07/18/2036	429,000	495,495
		3,670,274

Internet Software & Services–1.42%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(c)	160,000	164,200
5.38%, 03/15/2027(c)	350,000	361,375
Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	62,000	67,115
5.88%, 01/15/2026	1,196,000	1,303,640
		1,896,330

Leisure Facilities–0.76%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	295,000	310,119
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(c)	700,000	707,875
		1,017,994

Managed Health Care–1.08%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	306,000	315,945
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(c)	331,000	335,138
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	745,000	787,837
		1,438,920

Metal & Glass Containers–1.61%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(c)	227,000	231,540
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	200,000	208,000
7.25%, 05/15/2024(c)	335,000	366,825
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	425,000	462,187

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Metal & Glass Containers–(continued)

Berry Global, Inc. Sec. Gtd. Second Lien Notes 5.50%, 05/15/2022	$494,000	$516,847
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	333,000	355,478
		2,140,877

Movies & Entertainment–1.03%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	860,000	894,400
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(c)	457,000	480,421
		1,374,821

Oil & Gas Drilling–0.88%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	560,000	463,400
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	372,000	345,960
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(c)	92,000	95,450
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	320,000	273,600
		1,178,410

Oil & Gas Equipment & Services–1.05%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	230,000	232,300
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	503,000	501,742
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	511,000	476,508
8.25%, 06/15/2023	175,000	188,125
		1,398,675

Oil & Gas Exploration & Production–8.45%

Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(c)	525,000	546,000
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	420,000	430,500
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	765,000	719,100
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	314,000	227,650
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(c)	410,000	427,425
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(c)	488,000	479,460

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	$666,000	$705,960
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	641,000	649,814
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(c)	887,000	938,002
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	220,000	215,600
Sr. Unsec. Notes, 6.88%, 03/01/2021	591,000	626,460
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	904,000	864,450
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	410,000	440,237
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(c)	710,000	720,650
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	292,000	289,810
6.75%, 09/15/2026	270,000	265,950
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	691,000	646,085
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	880,000	877,800
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(c)	663,000	646,425
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	563,000	546,814
		11,264,192

Oil & Gas Refining & Marketing–0.54%

MPLX LP, Sr. Unsec. Global Notes, 4.88%, 06/01/2025	665,000	713,628

Oil & Gas Storage & Transportation–7.86%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(c)	860,000	884,725
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	794,000	819,805
Cheniere Corpus Christi Holdings, LLC, Sr. Sec. Gtd. First Lien Notes, 5.13%, 06/30/2027(c)	465,000	473,138
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,102,000	1,181,895

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(c)	$253,000	$268,180
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(c)	359,000	342,845
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	1,627,000	1,805,970
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(c)	515,000	513,712
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(c)	478,000	496,523
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	266,000	275,643
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	647,000	684,202
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	149,000	158,499
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	1,321,000	1,446,495
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	876,000	904,361
Sr. Unsec. Notes, 7.88%, 09/01/2021	184,000	216,200
		10,472,193

Other Diversified Financial Services–0.42%
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(c)	521,000	555,575

Packaged Foods & Meats–1.76%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	374,000	388,960
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	333,700
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	200,000	186,500
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(c)	176,000	170,500
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(c)	412,000	424,360
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	790,000	847,275
		2,351,295

Paper Packaging–0.38%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	503,831

	Principal Amount	Value

Paper Products–1.37%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	$729,000	$725,355
Mercer International Inc. (Canada), Sr. Unsec. Notes, 6.50%, 02/01/2024(c)	200,000	209,000
Sr. Unsec. Global Notes, 7.75%, 12/01/2022	228,000	246,240
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	631,000	645,986
		1,826,581

Pharmaceuticals–1.80%
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	254,719
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(c)	469,000	380,476
5.63%, 12/01/2021(c)	1,136,000	979,800
5.88%, 05/15/2023(c)	227,000	186,140
6.13%, 04/15/2025(c)	400,000	321,000
6.75%, 08/15/2018(c)	49,000	49,612
7.00%, 10/01/2020(c)	242,000	231,715
		2,403,462

Restaurants–0.98%
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(c)	433,000	456,274
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(c)	348,000	351,953
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	465,000	498,131
		1,306,358

Semiconductors–0.80%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	595,000	626,237
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(c)	420,000	444,938
		1,071,175

Specialized Consumer Services–1.14%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(c)	424,000	440,430
Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,075,080
		1,515,510

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Specialized Finance–3.70%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(c)	$430,000	$454,725
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	155,000	176,506
Sr. Unsec. Notes, 5.00%, 04/01/2023	840,000	901,950
5.50%, 02/15/2022	159,000	173,310
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	750,000	811,875
5.00%, 08/01/2023	415,000	446,903
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	1,022,000	1,085,875
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	830,000	880,838
		4,931,982

Specialized REIT’s–1.26%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	535,000	581,812
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(c)	549,000	575,078
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(c)	527,000	517,778
		1,674,668

Specialty Chemicals–2.96%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	425,000	444,125
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(c)	472,000	489,700
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(c)	630,000	718,988
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(c)	623,000	724,237
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	645,000	679,669
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	448,000	488,880
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(c)	380,000	401,850
		3,947,449

	Principal Amount	Value

Steel–1.11%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	$474,000	$533,250
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	575,000	587,938
United States Steel Corp., Sr. Unsec. Notes, 6.88%, 04/01/2021	345,000	355,350
		1,476,538

Systems Software–0.34%

Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(c)	433,000	451,254

Technology Distributors–0.34%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	441,000	455,333

Technology Hardware, Storage & Peripherals–2.95%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(c)	1,253,000	1,337,577
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(c)	1,191,000	1,332,431
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	329,000	370,948
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	757,000	892,314
		3,933,270

Tobacco–0.27%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(c)	349,000	365,578

Trading Companies & Distributors–3.04%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(c)	685,000	635,337
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(c)	563,000	589,742
Herc Rentals Inc., Sr. Gtd. Second Lien Notes, 7.75%, 06/01/2024(c)	288,000	308,880
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	235,000	223,250
6.75%, 04/15/2019	450,000	450,000
7.38%, 01/15/2021	235,000	222,075
Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022 (c)	304,000	304,000
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	496,554
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	197,000	203,403
6.13%, 06/15/2023	581,000	615,860
		4,049,101

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

		Principal Amount	Value

Trucking–0.76%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(c)		$982,000	$1,018,825

Wireless Telecommunication Services–6.64%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(c)		206,000	224,540
7.75%, 05/15/2022(c)		666,000	710,955
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(c)		425,000	446,781
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(c)		895,000	909,544
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021		816,000	928,200
7.63%, 02/15/2025		335,000	386,087
7.88%, 09/15/2023		1,989,000	2,304,754
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		351,000	388,294
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		1,270,000	1,379,537
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(c)		435,000	441,525
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(c)		200,000	207,000
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(c)		500,000	523,750
			8,850,967
Total U.S. Dollar Denominated Bonds & Notes (Cost $168,490,164)			173,651,558

Non-U.S. Dollar Denominated Bonds & Notes–0.71%(h)

Casinos & Gaming–0.27%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(c)	EUR	200,000	238,544
Snaitech S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(c)	EUR	100,000	120,788
			359,332

Environmental & Facilities Services–0.09%

Paprec Holding S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 04/01/2022(c)	EUR	100,000	119,144

Health Care Services–0.35%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(c)	EUR	375,000	473,531
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $880,154)			952,007

	Principal Amount	Value

Variable Rate Senior Loan Interests–0.16%(i)(j)

Specialty Chemicals–0.16%

Kraton Polymers LLC/Kraton Polymers Capital Corp. Term Loan, 5.04%, 01/06/2022 (Cost $210,487)	$211,448	$214,518

	Shares
Preferred Stocks–0.09%

Regional Banks–0.09%

CIT Group Inc. Series A 5.80% Pfd. (Cost $115,000)	115,000	115,000

Money Market Funds–2.84%

Government & Agency Portfolio – Institutional Class, 0.71% (k)	2,275,394	2,275,394
Treasury Portfolio – Institutional Class, 0.67% (k)	1,516,930	1,516,930
Total Money Market Funds (Cost $3,792,324)		3,792,324
TOTAL INVESTMENTS–134.06% (Cost $173,488,129)		178,725,407
OTHER ASSETS LESS LIABILITIES–1.61%		2,137,987
BORROWINGS–(35.67)%		(47,550,000)
NET ASSETS–100.00%		$133,313,394

Investment Abbreviations:

EUR	—	Euro
Gtd.	—	Guaranteed
PFD	—	Preferred
PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $73,913,868, which represented 55.44% of the Trust’s Net Assets.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $6 and represented less than 1% of the Trust’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes	7.63%	8.38%

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco High Income Trust II

A.	Security Valuations – (Continued)

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco High Income Trust II

E.	Foreign Currency Translations – (Continued)

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Lower-Rated Securities – The Trust may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco High Income Trust II

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$173,651,552	$6	$173,651,558
Non-U.S. Dollar Denominated Bonds & Notes	—	952,007	—	952,007
Variable Rate Senior Loan Interests	—	214,518	—	214,518
Preferred Stocks	—	115,000	—	115,000
Money Market Funds	3,792,324	—	—	3,792,324
	3,792,324	174,933,077	6	178,725,407
Forward Foreign Currency Contracts*	—	(5,424)	—	(5,424)
Total Investments	$3,792,324	$174,927,653	$6	$178,719,983
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/31/17	Citigroup Global Markets Inc.	EUR	903,839	USD	1,013,936	$ 1,019,360	$ (5,424)

Currency Abbreviations:

EUR	—	Euro	USD	—	U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $27,293,293 and $22,793,321, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,775,322
Aggregate unrealized (depreciation) of investment securities	(1,098,341)
Net unrealized appreciation of investment securities	$4,676,981
Cost of investments for tax purposes is $174,048,426.

Invesco High Income Trust II

NOTE 5 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the three months ended May 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Deutsche Bank Securities Inc.	$211,448	$214,518

Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.